SCHEDULE OF INVENTORIES (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 24,636	$ 13,366
Finished goods	125,453	97,298
Total inventories	$ 150,089	$ 110,664